SHARE-BASED COMPENSATION (Schedule of Company's Financial Statements) (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based compensation – Attributable to equity holders of the Company		$ 101	$ 204
Share-based compensation – Attributable to non-controlling interests	[1]	(18)	332
Total share-based compensation		$ 83	$ 536

[1]	Share-based compensation expenses (income) related to discontinued operations in the total amount of $(10) and $91 for the six months period ended June 30, 2026 and 2025, respectively, are included in the loss from discontinued operations, net in the interim consolidated statements of profit or loss.